SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 216,161
Ending Balance	232,962		$ 216,161
Net book value	232,962		216,161
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	289,277		235,504
Additions	31,525	[1]	53,774	[2]
Ending Balance	320,802		289,277
Net book value	320,802		289,277
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(73,116)		(58,950)
Depletion and depreciation	14,724		14,166
Ending Balance	(87,840)		(73,116)
Net book value	(87,840)		(73,116)
Development and production assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	216,092
Ending Balance	232,907		216,092
Net book value	232,907		216,092
Development and production assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	287,839		234,126
Additions	31,516	[1]	53,713	[2]
Ending Balance	319,355		287,839
Net book value	319,355		287,839
Development and production assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(71,747)		(57,610)
Depletion and depreciation	14,701		14,137
Ending Balance	(86,448)		(71,747)
Net book value	(86,448)		(71,747)
Processing and other equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	69
Ending Balance	55		69
Net book value	55		69
Processing and other equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,438		1,378
Additions	9	[1]	60	[2]
Ending Balance	1,447		1,438
Net book value	1,447		1,438
Processing and other equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,369)		(1,340)
Depletion and depreciation	23		29
Ending Balance	(1,392)		(1,369)
Net book value	$ (1,392)		$ (1,369)

[1]	Includes non-cash additions of $162 from capitalized stock-based compensation and $112 from assets related to ARO liabilities.
[2]	Includes non-cash additions of $140 from capitalized stock-based compensation and $462 from assets related to ARO liabilities.